Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Earnings per share [text block]

Reconciliation of the average number of shares used for the calculation for both basic and diluted earnings per share was as follows:

		2017	2016	2015
Weighted average number of shares used for the calculation of the basic earnings per share		3,601,140,133	3,601,140,133	3,601,140,133
Potential share to be issued for ILT incentive plan		1,691,413
Weighted average number of shares used for the calculation of the diluted earnings per share		3,602,831,546	3,601,140,133	3,601,140,133
Eni’s net profit	(€ million)	3,374	(1,464)	(8,778)
Basic earning (loss) per share	(euro per share)	0.94	(0.41)	(2.44)
Diluted earning (loss) per share	(euro per share)	0.94	(0.41)	(2.44)
Eni’s net profit - Continuing operations	(€ million)	3,374	(1,051)	(7,952)
Basic earning (loss) per share	(euro per share)	0.94	(0.29)	(2.21)
Diluted earning (loss) per share	(euro per share)	0.94	(0.29)	(2.21)
Eni’s net profit - Discontinued operations	(€ million)		(413)	(826)
Basic earning (loss) per share	(euro per share)		(0.12)	(0.23)
Diluted earning (loss) per share	(euro per share)		(0.12)	(0.23)